INCOME TAX EXPENSE (Schedule of reconciliation of the income taxes computed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (6,176)	¥ (6,179)	¥ (4,445)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | ¥			(23,817)	(18,591)
Total loss before income tax for the year | ¥		¥ (6,176)	¥ (29,996)	¥ (23,036)
Tax at the statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefit | ¥		¥ (1,544)	¥ (7,499)	¥ (5,759)
Effect of different tax rates for the Company and overseas subsidiaries | ¥		955	1,269	820
Tax losses not recognized | ¥		588	6,230	4,259
Non-deductible expenses | ¥		1		680
Income tax expense | ¥
Income tax expense from continuing operations at the effective rate | ¥
Income tax expense from discontinued operations at the effective rate | ¥
USD [Member]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (897)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | $
Total loss before income tax for the year | $	$ (897)
Tax at the statutory tax rate	25.00%	25.00%
Computed income tax benefit | $	$ (224)
Effect of different tax rates for the Company and overseas subsidiaries | $	139
Tax losses not recognized | $	85
Non-deductible expenses | $
Income tax expense | $
Income tax expense from continuing operations at the effective rate | $
Income tax expense from discontinued operations at the effective rate | $